RIL

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2022 (Unaudited)

Corporate Bonds - 62.6%	Coupon	Maturity	Par Value	Value
Communications - 3.4%
Discovery Communications, LLC	2.950%	03/20/23	$ 900,000	$ 899,756
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,085,634
Discovery Communications, LLC	3.950%	06/15/25	1,000,000	991,727
				3,977,117
Consumer Staples - 2.7%
Honeywell International, Inc.	0.483%	08/19/22	219,000	218,341
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,009,682
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,898,481
				3,126,504
Energy - 3.5%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,000,000	3,090,000
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	984,935
				4,074,935
Financials - 27.0%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	2,024,600
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	3,600,000	3,410,507
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,722,482
Citigroup, Inc. (SOFR + 166.7, effective 05/15/23) (a)	1.678%	05/15/24	2,359,000	2,324,608
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,528,226
First Maryland Capital I (3MO LIBOR + 100) (a)	2.044%	01/15/27	2,000,000	1,905,276
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	1.214%	02/23/23	500,000	499,990
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.184%	07/24/23	2,500,000	2,499,612
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	2.414%	10/24/23	2,000,000	2,006,311
M&T Bank Corporation (3MO LIBOR + 68) (a)	1.894%	07/26/23	1,510,000	1,510,128
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,717,331
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,505,750
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,065,849
Truist Bank (3MO LIBOR + 67) (a)	1.180%	05/15/27	2,000,000	1,920,140
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,908,506
				31,549,316

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 62.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 13.8%
AbbVie, Inc.	2.900%	11/06/22	$ 3,000,000	$ 3,008,205
AmerisourceBergen Corporation	0.737%	05/15/23	3,380,000	3,326,370
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.613%	06/06/22	1,445,000	1,445,016
Danaher Corporation	2.200%	11/15/24	1,492,000	1,447,140
McKesson Corporation	0.900%	12/03/25	3,900,000	3,536,472
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,416,811
				16,180,014
Industrials - 5.4%
General Electric Company (3MO LIBOR + 100) (a)	1.826%	03/15/23	1,000,000	1,001,373
Huntington Ingalls Industries, 144A	0.670%	08/16/23	3,500,000	3,385,896
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,138,151
Republic Services, Inc.	2.500%	08/15/24	849,000	830,967
				6,356,387
Materials - 4.6%
Ball Corporation	4.000%	11/15/23	2,000,000	1,995,120
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,369,415
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,958,125
				5,322,660
Utilities - 2.2%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,601,933

Total Corporate Bonds (Cost $75,166,754)				$ 73,188,866

Convertible Bonds - 29.0%	Coupon	Maturity	Par Value	Value
Communications - 7.9%
Airbnb, Inc.	0.000%	03/15/26	$ 3,000,000	$ 2,749,500
Dish Network Corporation	2.375%	03/15/24	1,000,000	929,500
Dish Network Corporation	0.000%	12/15/25	2,000,000	1,805,000
Twitter, Inc.	0.000%	03/15/26	4,000,000	3,778,000
				9,262,000
Consumer Discretionary - 6.0%
Etsy, Inc.	0.125%	09/01/27	1,000,000	866,000
Etsy, Inc., 144A	0.250%	06/15/28	3,000,000	2,385,000
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	2,019,000
Patrick Industries, Inc., 144A	1.750%	12/01/28	2,000,000	1,808,750
				7,078,750
Financials - 9.3%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,202,600

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 29.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 9.3% (Continued)
Hope Bancorp, Inc.	2.000%	05/15/38	$ 3,720,000	$ 3,636,300
Prospect Capital Corporation	6.375%	03/01/25	2,272,000	2,317,440
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,664,393
				10,820,733
Technology - 5.8%
DocuSign, Inc.	0.000%	01/15/24	3,000,000	2,785,500
Envestnet, Inc., 144A	0.750%	08/15/25	4,000,000	3,955,000
				6,740,500

Total Convertible Bonds (Cost $34,692,989)				$ 33,901,983

Bank Debt - 2.7%	Coupon	Maturity	Par Value	Value
Financials - 2.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(d) (Cost $3,125,189)	6.250%	11/30/22	$ 3,125,189	$ 3,107,760

Common Stocks - 1.9%			Shares	Value
Financials - 1.9%
Capital One Financial Corporation			9,904	$ 1,234,236
Lincoln National Corporation			15,673	942,731
Total Common Stocks (Cost $934,971)				$ 2,176,967

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 5.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.24% (e) (Cost $6,011,708)	6,011,708	$ 6,011,708

Total Investments at Value - 101.3% (Cost $119,931,611)		$ 118,387,284

Liabilities in Excess of Other Assets - (1.3%)		(1,468,089)

Net Assets - 100.0%		$ 116,919,195

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $20,796,773 as of April 30, 2022, representing 17.8% of net assets.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2022 was $4,825,091, representing 4.1% of net assets.
(d)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as of April 30, 2022 was $4,825,091, representing 4.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2022.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2022 (Unaudited)

Corporate Bonds - 80.2%	Coupon	Maturity	Par Value	Value
Communications - 2.9%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,794,320
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	4,067,476
				10,861,796
Consumer Staples - 3.5%
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,534,670
Mondelez International, Inc.	2.125%	03/17/24	2,544,000	2,498,799
				13,033,469
Energy - 1.6%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	5,700,000	5,871,000

Financials - 27.1%
American Express Company	2.250%	03/04/25	11,500,000	11,096,455
Bank of America Corporation	4.200%	08/26/24	4,500,000	4,550,146
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	4,000,000	4,049,200
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	10,080,000	9,549,419
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	10,889,930
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,899,194
First Maryland Capital I (3MO LIBOR + 100) (a)	2.044%	01/15/27	5,000,000	4,763,191
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	1.214%	02/23/23	5,071,000	5,070,896
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.184%	07/24/23	5,500,000	5,499,147
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	3,001,208
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	2.414%	10/24/23	2,115,000	2,121,674
Loews Corporation	3.750%	04/01/26	10,000,000	10,068,639
Morgan Stanley	4.875%	11/01/22	3,100,000	3,141,597
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,462,068
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,011,500
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,446,328
Truist Bank (3MO LIBOR + 67) (a)	1.180%	05/15/27	5,788,000	5,556,884
				101,177,476

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 80.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 24.0%
AbbVie, Inc.	2.900%	11/06/22	$ 7,275,000	$ 7,294,897
AmerisourceBergen Corporation	3.400%	05/15/24	11,000,000	10,987,171
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.613%	06/06/22	3,219,000	3,219,036
Cigna Corporation (3MO LIBOR + 89) (a)	1.934%	07/15/23	4,400,000	4,423,901
Danaher Corporation	2.200%	11/15/24	10,858,000	10,531,530
Laboratory Corporation of America	3.600%	02/01/25	10,000,000	9,958,626
McKesson Corporation	0.900%	12/03/25	12,065,000	10,940,393
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	10,815,000	10,264,671
Walgreens Boots Alliance, Inc.	0.950%	11/17/23	11,500,000	11,151,002
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	10,886,950
				89,658,177
Industrials - 11.2%
General Electric Company (3MO LIBOR + 100) (a)	1.826%	03/15/23	5,000,000	5,006,867
Huntington Ingalls Industries, 144A	0.670%	08/16/23	10,500,000	10,157,688
Lockheed Martin Corporation	3.550%	01/15/26	10,000,000	10,082,091
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	4,984,035
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,007,213
Republic Services, Inc.	2.500%	08/15/24	11,000,000	10,766,360
				42,004,254
Materials - 9.9%
Ball Corporation	4.000%	11/15/23	2,000,000	1,995,120
Ball Corporation	5.250%	07/01/25	8,836,000	9,056,900
Cabot Corporation	3.700%	07/15/22	3,980,000	3,994,746
DowDuPont, Inc.	4.205%	11/15/23	10,700,000	10,853,412
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	11,035,012
				36,935,190

Total Corporate Bonds (Cost $308,867,057)				$ 299,541,362

U.S. Treasury Obligations - 15.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	12/31/23	$ 32,000,000	$ 31,030,000
U.S. Treasury Notes	0.250%	06/30/25	10,000,000	9,204,297
U.S. Treasury Notes	0.750%	03/31/26	10,000,000	9,196,094
U.S. Treasury Notes	0.375%	07/31/27	10,000,000	8,765,234
Total U.S. Treasury Obligations (Cost $61,320,224)				$ 58,195,625

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(d) (Cost $6,345,081)	6.250%	11/30/22	$ 6,345,081	$ 6,309,695

Money Market Funds - 1.8%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.24% (e) (Cost $6,771,578)			6,771,578	$ 6,771,578

Total Investments at Value - 99.3% (Cost $383,303,940)				$ 370,818,260

Other Assets in Excess of Liabilities - 0.7%				2,567,467

Net Assets - 100.0%				$ 373,385,727

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $32,930,630 as of April 30, 2022, representing 8.8% of net assets.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2022 was $11,771,763, representing 3.2% of net assets.
(d)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as of April 30, 2022 was $11,771,763, representing 3.2% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2022.